Consolidated Balance Sheet (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 21,127	$ 22,421
Federal funds sold	1,000	1,329
Cash and cash equivalents	22,127	23,750
Investment securities available for sale, at fair value	129,295	146,520
Loans held for sale	496	1,107
Loans	579,716	533,710
Less allowance for loan and lease losses	6,366	6,385
Net loans	573,350	527,325
Premises and equipment, net	9,727	9,772
Goodwill	4,559	4,559
Core deposit intangibles	56	76
Bank-owned life insurance	13,337	13,141
Other real estate owned	1,142	1,412
Accrued interest and other assets	6,019	7,477
TOTAL ASSETS	760,108	735,139
LIABILITIES
Noninterest-bearing demand	126,045	116,498
Interest-bearing demand	64,361	57,219
Money market	81,596	78,856
Savings	173,014	180,653
Time	183,024	191,221
Total deposits	628,040	624,447
Short-term borrowings	42,255	35,825
Other borrowings	9,825	9,939
Accrued interest and other liabilities	2,407	2,624
TOTAL LIABILITIES	682,527	672,835
STOCKHOLDERS' EQUITY
Common stock, no par value; 10,000,000 shares authorized, 2,633,069 and 2,263,403 shares issued; 2,246,904 and 1,877,238 shares outstanding	47,675	36,191
Retained earnings	39,545	37,236
Accumulated other comprehensive income	3,879	2,395
Treasury stock, at cost; 386,165 shares	(13,518)	(13,518)
TOTAL STOCKHOLDERS' EQUITY	77,581	62,304
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 760,108	$ 735,139